(19) REGULATORY CHARGES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Energy development account - CDE	R$ 262,213	R$ 309,117
Matching of accounts receivable and payable	238,510
Year 2017 [Member]
Statement Line Items [Line Items]
Energy development account - CDE	138,135
Year 2016 [Member]
Statement Line Items [Line Items]
Energy development account - CDE		164,681
January 2013 to January 2014 [Member]
Statement Line Items [Line Items]
Energy development account - CDE	47,429	44,622
February to December 2014 [Member]
Statement Line Items [Line Items]
Energy development account - CDE	R$ 76,649	R$ 99,814